Lease liabilities - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 65	$ 71	$ 77
Financial expenses on leases included in Financial Accreation	57	61	64
Financial expenses on leases capitalized in Property, plant and equipment	8	10	13
Total charges recorded in comprehensive income and capitalizations	$ 112	$ 187	$ 242